UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

May 31, 2016

EXF-QTLY-0716
1.802195.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Automobiles - 0.7%
General Motors Co.	477,200	$14,927
Distributors - 0.5%
LKQ Corp. (a)	328,000	10,847
Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (a)	286,500	10,956
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	192,700	6,415
Dunkin' Brands Group, Inc.	188,500	8,160
Restaurant Brands International, Inc.	175,400	7,323
Wyndham Worldwide Corp.	91,300	6,153
		28,051
Internet & Catalog Retail - 0.3%
HSN, Inc.	135,900	7,117
Leisure Products - 0.2%
Polaris Industries, Inc. (b)	36,800	3,129
Media - 4.9%
Comcast Corp. Class A	576,500	36,492
Liberty Global PLC Class C (a)	330,300	11,934
Omnicom Group, Inc.	178,100	14,841
Scripps Networks Interactive, Inc. Class A	104,000	6,691
Time Warner, Inc.	152,500	11,538
Twenty-First Century Fox, Inc. Class A	482,700	13,940
Viacom, Inc. Class B (non-vtg.)	212,700	9,437
		104,873
Multiline Retail - 0.8%
Dollar General Corp.	185,300	16,658
Specialty Retail - 0.9%
CarMax, Inc. (a)(b)	119,300	6,402
GameStop Corp. Class A (b)	151,800	4,417
O'Reilly Automotive, Inc. (a)	28,600	7,563
		18,382
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	74,700	7,007
Ralph Lauren Corp.	63,300	5,971
		12,978

TOTAL CONSUMER DISCRETIONARY		227,918

CONSUMER STAPLES - 9.9%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	69,900	8,835
Diageo PLC	303,504	8,236
PepsiCo, Inc.	40,100	4,057
The Coca-Cola Co.	474,200	21,149
		42,277
Food & Staples Retailing - 0.6%
Walgreens Boots Alliance, Inc.	157,300	12,175
Food Products - 1.5%
The Hershey Co.	148,300	13,770
The Kraft Heinz Co.	216,200	17,986
		31,756
Household Products - 1.9%
Church & Dwight Co., Inc.	81,300	8,006
Kimberly-Clark Corp.	93,300	11,853
Procter & Gamble Co.	264,700	21,451
		41,310
Tobacco - 3.9%
Altria Group, Inc.	577,100	36,727
Philip Morris International, Inc.	272,100	26,851
Reynolds American, Inc.	394,900	19,627
		83,205

TOTAL CONSUMER STAPLES		210,723

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	296,000	9,753
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	553,600	55,914
Exxon Mobil Corp.	632,514	56,306
Kinder Morgan, Inc.	1,218,500	22,030
Phillips 66 Co.	261,000	20,974
		155,224

TOTAL ENERGY		164,977

FINANCIALS - 18.3%
Banks - 7.7%
JPMorgan Chase & Co.	792,100	51,700
M&T Bank Corp.	79,000	9,441
SunTrust Banks, Inc.	452,300	19,820
U.S. Bancorp	665,800	28,510
Wells Fargo & Co.	1,063,600	53,946
		163,417
Capital Markets - 0.6%
Northern Trust Corp.	180,100	13,345
Consumer Finance - 0.3%
American Express Co.	96,000	6,313
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	461,000	64,789
Insurance - 6.2%
AFLAC, Inc.	214,600	14,906
Allstate Corp.	241,500	16,304
Chubb Ltd.	189,458	23,987
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,100	4,162
Markel Corp. (a)	1,100	1,048
Marsh & McLennan Companies, Inc.	130,000	8,589
The Travelers Companies, Inc.	179,600	20,500
Torchmark Corp.	351,800	21,681
W.R. Berkley Corp.	197,500	11,263
Willis Group Holdings PLC	75,600	9,678
		132,118
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc. Class A	303,000	10,633

TOTAL FINANCIALS		390,615

HEALTH CARE - 19.7%
Biotechnology - 2.4%
Amgen, Inc.	115,200	18,196
Biogen, Inc. (a)	39,600	11,473
Gilead Sciences, Inc.	238,000	20,720
		50,389
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	459,700	18,218
Becton, Dickinson & Co.	125,400	20,873
Medtronic PLC	185,600	14,937
Stryker Corp.	88,200	9,804
Zimmer Biomet Holdings, Inc.	87,500	10,685
		74,517
Health Care Providers & Services - 8.3%
Aetna, Inc.	173,700	19,668
Anthem, Inc.	182,400	24,106
Cigna Corp.	140,300	17,974
DaVita HealthCare Partners, Inc. (a)	136,600	10,562
Express Scripts Holding Co. (a)	245,500	18,548
HCA Holdings, Inc. (a)	149,800	11,687
Laboratory Corp. of America Holdings (a)	126,900	16,237
McKesson Corp.	82,800	15,164
Quest Diagnostics, Inc.	188,700	14,562
UnitedHealth Group, Inc.	210,900	28,191
		176,699
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	119,700	18,167
Pharmaceuticals - 4.7%
Allergan PLC (a)	27,600	6,507
GlaxoSmithKline PLC sponsored ADR	195,500	8,283
Johnson & Johnson	553,700	62,396
Pfizer, Inc.	165,300	5,736
Sanofi SA sponsored ADR	147,200	6,065
Teva Pharmaceutical Industries Ltd. sponsored ADR	121,900	6,323
Valeant Pharmaceuticals International, Inc. (Canada) (a)	208,300	5,926
		101,236

TOTAL HEALTH CARE		421,008

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.4%
General Dynamics Corp.	116,800	16,570
TransDigm Group, Inc. (a)	50,000	13,177
		29,747
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	192,100	9,511
Deluxe Corp.	157,800	10,278
		19,789
Electrical Equipment - 0.9%
AMETEK, Inc.	406,724	19,450
Industrial Conglomerates - 2.4%
Danaher Corp.	324,600	31,928
Roper Technologies, Inc.	117,200	20,051
		51,979
Machinery - 1.4%
Colfax Corp. (a)	320,500	8,682
Deere & Co.	184,400	15,174
Trinity Industries, Inc.	356,800	6,444
		30,300
Professional Services - 1.3%
Dun & Bradstreet Corp.	108,700	13,794
Verisk Analytics, Inc. (a)	161,800	12,845
		26,639

TOTAL INDUSTRIALS		177,904

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	805,400	23,397
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	280,600	16,477
Internet Software & Services - 3.0%
Alphabet, Inc. Class A	65,600	49,125
eBay, Inc. (a)	658,300	16,102
		65,227
IT Services - 4.3%
Alliance Data Systems Corp. (a)	40,300	8,954
Amdocs Ltd.	184,300	10,688
Fidelity National Information Services, Inc.	163,800	12,165
First Data Corp. Class A (a)	777,000	9,736
Fiserv, Inc. (a)	80,400	8,469
FleetCor Technologies, Inc. (a)	78,300	11,658
IBM Corp.	124,000	19,064
The Western Union Co.	530,800	10,324
		91,058
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	567,700	17,934
Qualcomm, Inc.	259,000	14,224
		32,158
Software - 4.1%
CA Technologies, Inc.	137,600	4,447
Constellation Software, Inc.	28,300	11,503
Microsoft Corp.	1,017,500	53,928
Oracle Corp.	451,100	18,134
Trion World Network, Inc.:
warrants 8/10/17 (a)(c)	28,652	0
warrants 10/3/18 (a)(c)	41,940	0
		88,012
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	449,600	44,897
Hewlett Packard Enterprise Co.	243,500	4,497
HP, Inc.	788,300	10,547
		59,941

TOTAL INFORMATION TECHNOLOGY		376,270

MATERIALS - 2.2%
Chemicals - 1.8%
CF Industries Holdings, Inc.	233,600	6,461
Ecolab, Inc.	105,700	12,392
Ingevity Corp. (a)	35,616	1,038
LyondellBasell Industries NV Class A	217,300	17,680
		37,571
Containers & Packaging - 0.4%
WestRock Co.	213,700	8,465

TOTAL MATERIALS		46,036

TOTAL COMMON STOCKS
(Cost $1,821,115)		2,015,451

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(c)	427,303	13
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(c)	910,747	100
Series C-1, 8.00% (a)(c)	71,630	8
Series D, 8.00% (a)(c)	76,875	8
		116
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,861)		129
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (Cost $347)(c)	348	216
	Shares	Value (000s)

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.40% (d)	105,452,539	105,453
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	3,369,400	3,369
TOTAL MONEY MARKET FUNDS
(Cost $108,822)		108,822
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $1,945,145)		2,124,618
NET OTHER ASSETS (LIABILITIES) - 0.5%		10,490
NET ASSETS - 100%		$2,135,108

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $345,000 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$9,063
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$347

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$189
Fidelity Securities Lending Cash Central Fund	84
Total	$273

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$227,931	$227,918	$--	$13
Consumer Staples	210,723	193,652	17,071	--
Energy	164,977	164,977	--	--
Financials	390,615	390,615	--	--
Health Care	421,008	421,008	--	--
Industrials	177,904	177,904	--	--
Information Technology	376,386	376,270	--	116
Materials	46,036	46,036	--	--
Corporate Bonds	216	--	--	216
Money Market Funds	108,822	108,822	--	--
Total Investments in Securities:	$2,124,618	$2,107,202	$17,071	$345

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $1,951,462,000. Net unrealized appreciation aggregated $173,156,000, of which $222,479,000 related to appreciated investment securities and $49,323,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016